PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Components of Property and Equipment

	2011	2012
Leasehold improvements	3,685,489	4,289,498
Furniture, fixtures and office equipment	627,588	801,821
Machinery and equipment	285,921	343,379
Buildings	9,310	9,310
Construction in progress	159,985	268,780

	4,768,293	5,712,788

Less: Accumulated depreciation	(1,315,447)	(1,865,953)

Property and equipment, net	3,452,846	3,846,835